FINANCIAL INSTRUMENTS - Reconciliation of Recurring Fair Value Categorized as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets
Assets, at beginning of period	$ 1,288,767
Assets, at end of period	1,890,237	$ 1,288,767
Financial liabilities
Liabilities, at beginning of period	408,828
Liabilities, at end of period	581,924	408,828
Payments for equity instruments	5,762	9,167	$ 0
Equity instruments
Financial liabilities
Payments for equity instruments	5,762
Equity instruments | Digital House
Financial liabilities
Equity instrument obtained in exchange of investment	5,848
Level 3 | Contingent consideration
Financial liabilities
Liabilities, at beginning of period	43,724	9,252
Fair value remeasurement	4,322	2,431
Acquisition of business	35,371	43,082
Payments	(17,902)	(11,400)
Interests	1,285	359
Foreign exchange difference	(2,714)
Other	(200)
Liabilities, at end of period	63,886	43,724	9,252
Level 3 | Convertible notes
Financial Assets
Assets, at beginning of period	1,036	3,425
Fair value measurement	0	0
Acquisition of business	0	0
Acquisition of investment	0	0
Exercise of conversion option		(1,311)
Instrument sold		(1,800)
Payments	2,772	701
Interests	67	21
Assets, at end of period	3,875	1,036	3,425
Level 3 | Equity instruments
Financial Assets
Assets, at beginning of period	10,478	0
Fair value measurement	0	0
Acquisition of business	0	0
Acquisition of investment	11,610	9,167
Exercise of conversion option		1,311
Instrument sold		0
Payments	0	0
Interests	0	0
Assets, at end of period	$ 22,088	$ 10,478	$ 0